LONG-TERM DEBT - 12.00% Senior Cash Pay Notes (Details) - 12.00% Senior Cash Pay Notes - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Feb. 28, 2013
Debt Instrument [Line Items]
Stated interest rate (as percent)		12.00%
Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 125,000,000.0
Stated interest rate (as percent)	12.00%		12.00%
Debt issuance costs capitalized			$ 3,400,000